INCOME TAX (Details Narrative) $ in Thousands		1 Months Ended						12 Months Ended
	Apr. 14, 2008	Aug. 31, 2023	Dec. 31, 2022 CNY (¥)	Oct. 31, 2020	Jun. 30, 2017	Apr. 30, 2009	Jan. 31, 2008	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax expense								$ (79)	¥ (564,000)	¥ (342,000)	¥ 11,120,000
Operating loss carryforwards									2,067,227,000
Valuation allowance			¥ 443,306,000						¥ 487,834,000	¥ 443,306,000	335,339,000	¥ 239,007,000
Statute limitation extension period								5 years	5 years
Underpayment of taxes									¥ 100,000
Statute limitation period								10 years	10 years
Ronglian 7Moor [Member] | 2016 To 2024 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
Beijing Baiyi High Tech Information Technology Co Ltd [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate				15.00%				15.00%	15.00%
Beijing Yunrong Tianxia Technology Co., Ltd [Member] | 2017 To 2025 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member] | 2015 To 2023 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd. [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate										15.00%
Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd. [Member] | 2019 To 2023 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
Beijing Ronglian Huitong Technology Co., Ltd. and Shenzhen Zhongtian Wangjing Technology Co., Ltd. [Member] | 2023 To 2024 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate		15.00%
Shenzhen Zhongtian Wangjing Technology Co Ltd [Member] | 2022 To 2024 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate			15.00%
Zhuge Yunyou [Member] | 2021 To 2023 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential income tax rate								15.00%	15.00%
CAYMAN ISLANDS
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Stamp duty payable									¥ 0
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate								16.50%	16.50%
Assessable profits threshold for preferential income tax rate									¥ 2,000,000
Preferential income tax rate								8.25%	8.25%
Income tax expense									¥ 0	¥ 0	0
Assessable profits									¥ 0	¥ 0	¥ 0
JAPAN
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Withholding tax rate								20.42%	20.42%
Preferential withholding tax rate								10.00%	10.00%
JAPAN | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate								30.00%	30.00%
JAPAN | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate								34.00%	34.00%
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate							25.00%	25.00%	25.00%
Preferential income tax rate	15.00%				15.00%	15.00%		15.00%	15.00%
Withholding tax rate								10.00%	10.00%
Preferential withholding tax rate								7.00%	7.00%
Valuation allowance									¥ 487,834,000
CHINA | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Minimum percentage of foreign investor ownership in shares								25.00%	25.00%
CHINA | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential withholding tax rate								5.00%	5.00%